Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

(In millions except per share amounts)	2016	2015	2014

Income from Continuing Operations	$2,025.3	$1,980.3	$1,895.5
Loss from Discontinued Operations	(3.5)	(4.9)	(1.1)

Net Income	$2,021.8	$1,975.4	$1,894.4

Basic Weighted Average Shares	394.8	398.7	398.2
Plus Effect of:
Equity forward arrangement	—	—	0.2
Stock options and restricted units	2.6	3.2	3.9

Diluted Weighted Average Shares	397.4	401.9	402.3

Basic Earnings per Share:
Continuing operations	$5.13	$4.97	$4.76
Discontinued operations	(0.01)	(0.01)	—

Basic Earnings per Share	$5.12	$4.96	$4.76

Diluted Earnings per Share:
Continuing operations	$5.10	$4.93	$4.71
Discontinued operations	(0.01)	(0.01)	—

Diluted Earnings per Share	$5.09	$4.92	$4.71